Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	DREYFUS THIRD CENTURY FUND INC
Central Index Key	0000030167
Amendment Flag	false
Document Creation Date	Sep. 25, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
DREYFUS THIRD CENTURY FUND INC | Class A
Risk/Return:
Trading Symbol	DTCAX
DREYFUS THIRD CENTURY FUND INC | Class C
Risk/Return:
Trading Symbol	DTCCX
DREYFUS THIRD CENTURY FUND INC | Class I
Risk/Return:
Trading Symbol	DRTCX
DREYFUS THIRD CENTURY FUND INC | Class Z
Risk/Return:
Trading Symbol	DRTHX